Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 60,778	$ 46,093
Trade receivables	79,617	112,403
Other receivables	12,422	9,509
Contract assets	1,460
Due from related parties	12,061	13,354
Inventories	83,925	97,205
Gross amounts due from customers for contract work-in-progress		162
Prepayments	1,140	1,244
Other current assets	2,745	3,057
Total current assets	254,148	283,027
Non-current assets
Financial assets at fair value through other comprehensive income	2,332
Financial assets – available for sale		2,747
Property, plant and equipment	41,418	42,326
Prepaid land lease payments	978	1,067
Investment properties	720	763
Intangible assets	157	138
Investments in associates	864	861
Deferred tax assets	3,919	3,022
Other non-current assets	1,262	892
Total non-current assets	51,650	51,816
Total assets	305,798	334,843
Current liabilities
Interest-bearing loans and borrowings	24,814	41,151
Trade and other payables	21,127	28,850
Due to related parties	2,997	7,342
Financial liabilities at fair value through profit or loss	142	139
Accruals	14,197	15,246
Current tax liabilities	3,863	4,536
Employee benefit liabilities	1,282	1,333
Financial lease liabilities	44	36
Other current liabilities	3,272	2,642
Total current liabilities	71,738	101,275
Non-current liabilities
Employee benefit liabilities	8,273	7,546
Financial lease liabilities	46	42
Deferred tax liabilities	3,925	3,154
Total non-current liabilities	12,244	10,742
Total liabilities	83,982	112,017
Equity
Issued capital	138	138
Additional paid-in capital	110,376	110,376
Treasury shares	(38)	(38)
Retained earnings	55,016	53,350
Other components of equity	(15,464)	(10,498)
Equity attributable to equity holders of the parent	150,028	153,328
Non-controlling interests	71,788	69,498
Total equity	221,816	222,826
Total liabilities and equity	$ 305,798	$ 334,843